Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful lives of fixed assets
Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets
Intangible Assets	Estimated Useful Lives (Years)
Copyright	5
Computer software	3
Domain names and trademarks	5 - 10
Developed technologies	3 - 10

Revenues disaggregated by revenue source, net of value-added tax ("VAT") and related surcharges
	For the Year Ended December 31,
	2017(1)	2018(2)	2019(2)

Search and search-related advertising revenues	$801,551	$1,023,132	$1,073,173
Other revenues	106,806	101,026	99,079
Total	$908,357	$1,124,158	$1,172,252

(1) As noted above, prior-period amounts have not been adjusted, pursuant to the modified retrospective method.

(2) Search and search-related advertising revenues would be US$1,001,315 and US$1,057,443, and total revenues would be US$1,102,341 and US$1,156,522, for the years ended December 31, 2018 and 2019, respectively, without the adoption of ASC 606.